Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Fee and commission income:
Current accounts	£ 325	£ 335	£ 315
Credit and debit card fees	469	506	487
Commercial banking and treasury fees	138	153	152
Unit trust and insurance broking	114	116	105
Private banking and asset management	46	48	49
Factoring	53	44	39
Other	283	274	225
Total fee and commission income	1,428	1,476	1,372
Fee and commission expense	(694)	(712)	(674)
Net fee and commission income	£ 734	£ 764	£ 698